Long-term Investments	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Long-term investments
8. Long-term investments
In 2019, the Company invested RMB 185 million for a 9.24% equity interest in Beijing Changba Technology Co., Ltd. (“Changba”), and the percentage of equity interest changed into 9.02% in 2020. In 2020, the Company invested RMB 20 million for a 13.33% equity interest in Beijing Yijie International Children Culture Communication Co., Ltd. The Company elected to measure the investments using the measurement alternative. There were no observable price changes for these equity investments in 2019 and 2020.
For Changba, the Company identified an observable price change in an orderly transaction for an identical investment of the same issuer in 2021 and recognized an unrealized gain of RMB 182 million (US$ 29 million). As of December 31, 2021, the Company identified certain impairment indicators related to the investment and recognized an impairment charge of RMB 195 million for this investment. Net unrealized loss recognized during 2021 for Changba is RMB 13 million (US$ 2 million) and the fair value of Changba was RMB 172 million (US$ 27 million) as of December 31, 2021.
In July 2019, the Company subscribed for 550 Series A Preferred Shares from Great Alliance
Co-living
Limited (“Great Alliance”) at an aggregate purchase price of US$5.5 million (RMB 38 million), which represented a 5.21% equity interest in the entity. The Company sold the investment in 2020, and realized RMB 4 million gain in the consolidated statement of comprehensive income.
The Company ceases equity method accounting for SECO and accounted it as a long-term investment measured at fair value upon transfer of investment category. Changes in fair value of RMB 12 million (US$ 2 million) was recorded through the consolidated statement of comprehensive income for the period from December 28 to December 31, 2021. The fair value of SECO was RMB 62 million (US$ 10 million) as of December 31, 2021 based on the last quoted share price. Impairment charges recognized on all equity investment without readily determinable fair value was RMB nil, RMB nil, RMB 219 million (US$ 34 million) for the years ended December 31, 2019, 2020 and 2021, respectively.